INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of provision for income taxes

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Current
Canada	167	212	31
Foreign	14	(2)	(170)

	181	210	(139)

Deferred
Canada	69	139	175
Foreign	216	226	351

	285	365	526

Income Tax Expense	466	575	387

Schedule of geographic components of income

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Canada	842	1,176	811
Foreign	1,096	1,109	969

Income before Income Taxes	1,938	2,285	1,780

Schedule of reconciliation of income tax expense

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Income before Income Taxes	1,938	2,285	1,780
Federal and provincial statutory tax rate	25.0%	26.5%	28.0%
Expected income tax expense	485	605	498
Income tax differential related to regulated operations	41	42	8
Higher/(lower) effective foreign tax rates	1	(5)	(36)
Income from equity investments and non-controlling interests	(40)	(45)	(40)
Other	(21)	(22)	(43)

Actual Income Tax Expense	466	575	387

Schedule of deferred income tax assets and liabilities and amounts classified in the consolidated balance sheet

at December 31 (millions of Canadian dollars)	2012	2011

Deferred Income Tax Assets
Operating loss carryforwards	1,024	900
Financial instruments	88	166
Pension and other post-employment benefits	83	42
Deferred amounts	49	49
Other	92	132

	1,336	1,289

Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, equipment and PPAs	3,804	3,609
Equity investments	578	457
Taxes on future revenue requirement	283	295
Unrealized foreign exchange gains on long-term debt	159	133
Other	70	87

	4,894	4,581

Net Deferred Income Tax Liabilities	3,558	3,292

The above deferred tax amounts have been classified in the Consolidated Balance Sheet as follows:

at December 31 (millions of Canadian dollars)	2012	2011

Deferred Income Tax Assets
Other current assets (Note 5)	290	248
Intangible and other assets (Note 10)	105	132

	395	380

Deferred Income Tax Liabilities
Accounts payable and other (Note 12)	–	81
Deferred income taxes	3,953	3,591

	3,953	3,672

Net Deferred Income Tax Liabilities	3,558	3,292

Schedule of reconciliation of the annual changes in the total unrecognized tax benefit

at December 31 (millions of Canadian dollars)	2012	2011	2010

Unrecognized tax benefits at beginning of year	52	62	55
Gross increases – tax positions in prior years	2	9	7
Gross decreases – tax positions in prior years	(6)	(7)	(1)
Gross increases – tax positions in current year	9	11	9
Settlements	–	–	(7)
Lapses of statute of limitations	(8)	(23)	(1)

Unrecognized tax benefits at end of year	49	52	62